Stock Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stock Based Compensation
Schedule of stock option activity
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value

January 1, 2021	16,218,326	$0.50	$3.57	$3,588,631
Grants	-	-	-	-
Exercises	(150,000)	0.75	-	-
Expirations	-	-	-	-
June 30, 2021	16,068,326	$0.49	$3.10	$8,720,095

Options exercisable at:
June 30, 2021	16,068,326	$0.49	$3.10	$8,720,095

Schedule of Black sholes options